Disclosure of Income Statement Amounts Related to Investment Properties (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about investment property [abstract]
Mall income	$ 507	$ 479	$ 420
Direct operating expenses arising from investment properties that generate right of use income	51	55	43
Direct operating expenses that did not generate right of use income	$ 5	$ 2	$ 1